Share option plans (Tables)	6 Months Ended
Jun. 30, 2020
Share option plans
Schedule of Number of shares and weighted average exercise prices of share options

The movement in the number of the Company’s share options is set out below:

	Weighted		Weighted
	average		average
	exercise		exercise
	price	2020	price	2019
	£		£
Outstanding at January 1	1.15	14,179,196	1.53	8,752,114
Granted during the period	0.55	1,605,000	0.57	4,249,050
Expired during the period	1.39	(589,129)	2.00	(19,998)
Forfeited during the period	1.04	(1,899,284)	—	—
Outstanding options at June 30	1.08	13,295,783	1.22	12,981,166

Schedule of Number of shares of RSUs

The movement in the number of the Company’s RSUs is set out below:

	2020	2019
Outstanding at January 1	1,602,969	862,473
Granted during the period	8,442,048	740,496
Exercised during the period	(1,154,368)	—
Forfeited during the period	(84,889)	—
Outstanding RSUs at June 30	8,805,760	1,602,969